Condensed Financial Information of the Company - CONDENSED STATEMENT OF CASH FLOWS (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 05, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Loss for the year		$ (361,893)	$ (5,820)	$ (10,599)
Adjustments for:
Amortization and depreciation		200,788	182,270	175,829
Deferred income tax		(13,805)	(31,346)	(24,999)
Share of loss in associates		6,159	5,353	4,146
Interest expense		99,018	92,687	96,301
Net foreign exchange		25,022	37,390	91,434
Other financial results, net		(14,611)	(36,210)	(22,467)
Changes in working capital		34,098	(153,419)	(79,808)
Net cash provided by / (used in) operating activities		838	(19,713)	191,661
Cash flows from investing activities
Purchase of Property, plant and equipment		(8,951)	(17,117)	(11,139)
Acquisition of other financial assets		(54,491)	(103,421)	(76,671)
Disposals of other financial assets		67,736	110,005	39,406
Cash contribution in associates		(2,170)	(4,425)	(2,907)
Loans with related parties			4,157	(3,349)
Net cash provided by / (used in) investing activities		1,622	(12,146)	(59,185)
Cash flows from financing activities
Proceeds from borrowings		224,310	196,977	194,546
Release of guarantee deposits				92,913
Leases payments		(3,979)	(5,130)
Loans paid		(71,466)	(90,457)	(517,253)
Initial Public Offering expenses paid				(5,495)
Initial Public Offering	$ 160,022,262			195,601
Interest paid		(41,149)	(78,832)	(70,637)
Net cash provided by/ (used in) financing activities		90,541	24,575	(65,680)
Increase / (Decrease) in cash and cash equivalents		93,001	(7,284)	66,796
Cash and cash equivalents
At the beginning of the year		195,696	244,865	221,601
Effects of exchange rate changes and inflation adjustment on cash and cash equivalents		(7,666)	(41,885)	(43,532)
Increase / (Decrease) in cash and cash equivalents		93,001	(7,284)	66,796
At the end of the year		281,031	195,696	244,865
Parent | Reportable legal entities
Cash flows from operating activities
Loss for the year		(251,026)	9,039	26,237
Adjustments for:
Amortization and depreciation		62	62	6
Deferred income tax		(1,028)	1,028
Share of loss in associates		246,185	(16,250)	(33,839)
Interest expense		395	390	1,828
Net foreign exchange		(95)	(70)	(533)
Other financial results, net		4	(300)	(887)
Changes in working capital		(184)	(207)	(30,947)
Net cash provided by / (used in) operating activities		(5,687)	(6,308)	(38,135)
Cash flows from investing activities
Purchase of Property, plant and equipment			(13)	(14)
Acquisition of other financial assets			(4,978)	(25,493)
Disposals of other financial assets			17,000	13,043
Cash contribution in associates		(16,730)	(11,191)	(132,962)
Loans with related parties			3,672	(3,519)
Dividends from subsidiaries		15,944		9,737
Net cash provided by / (used in) investing activities		(786)	4,490	(139,208)
Cash flows from financing activities
Proceeds from borrowings		8,100
Release of guarantee deposits				92,913
Leases payments		(56)	(53)
Loans paid			(4,494)	(97,680)
Initial Public Offering expenses paid				(5,495)
Initial Public Offering				195,601
Interest paid			(693)	(2,932)
Net cash provided by/ (used in) financing activities		8,044	(5,240)	182,407
Increase / (Decrease) in cash and cash equivalents		1,571	(7,058)	5,064
Cash and cash equivalents
At the beginning of the year		552	7,610	2,569
Effects of exchange rate changes and inflation adjustment on cash and cash equivalents		43		(23)
Increase / (Decrease) in cash and cash equivalents		1,571	(7,058)	5,064
At the end of the year		$ 2,166	$ 552	$ 7,610